Expense Example - ETF Prospectus [Member] - Vanguard Core-Plus Bond Index ETF - ETF Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	$ 16